Meridian Enhanced Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
Common Stocks - 118.3%
Communication Services - 21.3%
Diversified Telecommunication Services - 6.7%
GCI Liberty, Inc. Class A [1]	24,297	$1,991,382
Liberty Global Plc Class A (United Kingdom) [1,2]	60,000	1,260,600
Verizon Communications, Inc.	8,500	505,665
		3,757,647
Entertainment - 4.9%
Activision Blizzard, Inc. [2]	14,873	1,203,970
Madison Square Garden Entertainment Corp. [1]	7,000	479,430
Walt Disney Co. (The)	8,927	1,107,662
		2,791,062
Interactive Media & Services - 7.2%
IAC/InterActiveCorp [1]	2,000	239,560
Match Group, Inc. [1,2]	4,316	477,565
Pinterest, Inc. Class A [1,2]	80,000	3,320,800
		4,037,925
Media - 2.5%
Altice U.S.A., Inc. Class A [1]	29,670	771,420
Boston Omaha Corp. Class A [1]	21,306	340,896
Liberty Media Corp-Liberty SiriusXM Class A [1]	8,500	281,945
Liberty Media Corp-Liberty SiriusXM Class C [1]	799	26,431
		1,420,692
Total Communication Services		12,007,326
Consumer Discretionary - 15.9%
Hotels, Restaurants & Leisure - 1.3%
Planet Fitness, Inc. Class A [1,2]	12,000	739,440
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. [1,2]	561	1,766,437
Leisure Products - 1.0%
Clarus Corp.	39,140	552,657
Hasbro, Inc. [2]	400	33,088
		585,745
Specialty Retail - 2.7%
Home Depot, Inc. (The)	3,867	1,073,905
Vroom, Inc. [1]	8,916	461,670
		1,535,575
Textiles, Apparel & Luxury Goods - 7.8%
Hanesbrands, Inc. [2]	100,000	1,575,000
NIKE, Inc. Class B	10,290	1,291,807
Skechers U.S.A., Inc. Class A [1,2]	50,000	1,511,000
		4,377,807
Total Consumer Discretionary		9,005,004
	Shares	Value
Consumer Staples - 8.2%
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	3,038	$1,078,490
Food Products - 6.3%
Lamb Weston Holdings, Inc. [2]	32,000	2,120,640
TreeHouse Foods, Inc. [1,2]	35,000	1,418,550
		3,539,190
Tobacco - 0.0%
Altria Group, Inc. [2]	400	15,456
Total Consumer Staples		4,633,136
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc. [1]	2,571	118,960
Magellan Midstream Partners LP [2]	41,000	1,402,200
Marathon Petroleum Corp. [2]	1,800	52,812
Total Energy		1,573,972
Financials - 12.7%
Banks - 7.9%
Bank of America Corp. [2]	20,000	481,800
Citigroup, Inc. [2]	34,800	1,500,228
JPMorgan Chase & Co. [2]	10,000	962,700
U.S. Bancorp	22,303	799,563
Wells Fargo & Co. [2]	30,000	705,300
		4,449,591
Capital Markets - 3.1%
Executive Network Partnering Corp. [1]	11,535	291,259
Foley Trasimene Acquisition Corp. [1]	25,000	282,250
Intercontinental Exchange, Inc.	11,815	1,182,090
		1,755,599
Insurance - 1.7%
Fidelity National Financial, Inc. [2]	30,000	939,300
Total Financials		7,144,490
Health Care - 4.2%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. [1]	1,249	181,854
Exact Sciences Corp. [1,2,3]	15,146	1,544,135
Heron Therapeutics, Inc. [1,3]	18,813	278,809
		2,004,798
Health Care Technology - 0.6%
Teladoc Health, Inc. [1,3]	1,559	341,795
Total Health Care		2,346,593
Industrials - 11.2%
Electrical Equipment - 3.4%
Sensata Technologies Holding Plc [1,2]	45,000	1,941,300

Meridian Funds	1	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Machinery - 2.4%
Tennant Co. [2]	22,000	$1,327,920
Professional Services - 5.4%
Dun & Bradstreet Holdings, Inc. [1,3]	10,000	256,600
IHS Markit Ltd. (United Kingdom)	12,648	992,995
Verisk Analytics, Inc. [2]	9,700	1,797,507
		3,047,102
Total Industrials		6,316,322
Information Technology - 31.8%
Electronic Equipment, Instruments & Components - 0.8%
Belden, Inc. [2]	15,000	466,800
IT Services - 8.8%
CACI International, Inc. Class A [1]	1,300	277,108
Mastercard, Inc. Class A [2]	4,800	1,623,216
PayPal Holdings, Inc. [1,2]	7,252	1,428,861
Visa, Inc. Class A [3]	8,142	1,628,156
		4,957,341
Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp.	2,254	1,219,910
ON Semiconductor Corp. [1,2]	90,000	1,952,100
		3,172,010
Software - 13.5%
Cerence, Inc. [1,3]	4,984	243,568
Microsoft Corp.	8,202	1,725,127
Palo Alto Networks, Inc. [1,2]	10,000	2,447,500
salesforce.com, Inc. [1,2]	7,564	1,900,984
Workday, Inc. Class A [1]	1,500	322,695
Zuora, Inc. Class A [1,2]	94,000	971,960
		7,611,834
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. [2]	15,200	1,760,312
Total Information Technology		17,968,297
Materials - 5.6%
Chemicals - 1.9%
Huntsman Corp. [2]	50,000	1,110,500
Containers & Packaging - 3.7%
Ball Corp. [2]	25,000	2,078,000
Total Materials		3,188,500
Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
American Tower Corp.	3,099	749,121
	Shares	Value
Equinix, Inc.	1,116	$848,305
Total Real Estate		1,597,426
Utilities - 1.8%
Independent Power & Renewable Electricity Producers - 1.8%
Vistra Corp.	53,699	1,012,763
Total Utilities		1,012,763
Total Common Stocks - 118.3% (Cost $54,206,866)		66,793,829
	Shares/ Principal Amount
Short-Term Investments - 0.3%[4]
Repurchase Agreements - 0.3%
Citigroup Global Markets, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $155,252 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.63%, 11/27/20 - 11/1/59, totaling $158,357) (Cost $155,252)	$155,252	155,252
Total Short-Term Investments - 0.3% (Cost $155,252)		155,252
Total Investments - 118.6% (Cost $54,362,118)		66,949,081
Liabilities in Excess of Other Assets - (18.6)%		(10,493,527)
Net Assets - 100.0%		$56,455,554
Value
Call Options Written - (20.7)%
Total Call Options Written - (20.7)% (Premium received $(10,202,460))	$(11,692,181)

Meridian Funds	2	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at September 30, 2020. Total value of such securities at period-end amounts to $3,069,662 and represents 5.44% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Amazon.com, Inc.	3,750.00	10/16/20	1	$314,873	$(11,424)	$(387)
Apple, Inc.	145.00	10/16/20	12	138,972	(6,290)	(84)
Hasbro, Inc.	50.00	10/16/20	4	33,088	(9,694)	(13,320)
PayPal Holdings, Inc.	230.00	10/16/20	12	236,436	(4,910)	(240)
salesforce.com, Inc.	270.00	10/16/20	10	251,320	(18,992)	(2,500)
TreeHouse Foods, Inc.	30.00	11/20/20	250	1,013,250	(296,147)	(282,500)
Belden, Inc.	25.00	12/18/20	150	466,800	(146,879)	(109,500)
Liberty Global Plc Class A (United Kingdom)	22.50	12/18/20	300	630,300	(217,539)	(36,000)
Liberty Global Plc Class A (United Kingdom)	25.00	12/18/20	300	630,300	(173,847)	(18,000)
Zuora, Inc. Class A	7.00	12/18/20	300	310,200	(157,462)	(111,000)
Altria Group, Inc.	32.50	1/15/21	4	15,456	(3,695)	(3,020)
Citigroup, Inc.	52.50	1/15/21	100	431,100	(147,392)	(10,500)
Exact Sciences Corp.	35.00	1/15/21	120	1,223,400	(359,418)	(829,800)
Hanesbrands, Inc.	10.00	1/15/21	1,000	1,575,000	(419,207)	(600,000)
Huntsman Corp.	15.00	1/15/21	500	1,110,500	(319,601)	(385,000)
Lamb Weston Holdings, Inc.	50.00	1/15/21	320	2,120,640	(606,348)	(582,400)
Marathon Petroleum Corp.	20.00	1/15/21	18	52,812	(23,403)	(18,900)
ON Semiconductor Corp.	15.00	1/15/21	900	1,952,100	(568,549)	(677,700)
Pinterest, Inc. Class A	13.00	1/15/21	800	3,320,800	(743,357)	(2,284,000)
Planet Fitness, Inc. Class A	25.00	1/15/21	120	739,440	(197,802)	(457,200)
Skechers U.S.A., Inc. Class A	25.00	1/15/21	500	1,511,000	(448,698)	(335,000)
Tennant Co.	55.00	1/15/21	220	1,327,920	(309,481)	(297,000)
TreeHouse Foods, Inc.	35.00	2/19/21	100	405,300	(109,565)	(77,000)
Fidelity National Financial, Inc.	25.00	3/19/21	300	939,300	(260,059)	(225,000)
Match Group, Inc.	75.00	3/19/21	39	431,535	(97,082)	(155,220)
Sensata Technologies Holding Plc	30.00	3/19/21	450	1,941,300	(501,648)	(684,000)
Activision Blizzard, Inc.	70.00	4/16/21	143	1,157,585	(247,701)	(238,810)
Bank of America Corp.	18.00	6/18/21	200	481,800	(156,190)	(136,000)
JPMorgan Chase & Co.	65.00	6/18/21	100	962,700	(339,514)	(331,000)
Mastercard, Inc. Class A	320.00	6/18/21	48	1,623,216	(310,275)	(232,320)
Palo Alto Networks, Inc.	185.00	6/18/21	100	2,447,500	(641,486)	(707,500)
Wells Fargo & Co.	20.00	6/18/21	300	705,300	(184,535)	(162,000)
Verisk Analytics, Inc.	170.00	8/20/21	97	1,797,507	(324,391)	(305,550)
Ball Corp.	70.00	1/21/22	250	2,078,000	(434,009)	(525,000)
Citigroup, Inc.	42.50	1/21/22	248	1,069,128	(374,577)	(179,800)
Magellan Midstream Partners LP	35.00	1/21/22	110	376,200	(124,885)	(48,730)
Magellan Midstream Partners LP	32.50	1/21/22	300	1,026,000	(330,923)	(195,000)
Zuora, Inc. Class A	5.00	1/21/22	640	661,760	(575,485)	(435,200)
				Total	$(10,202,460)	$(11,692,181)

Meridian Funds	4	www.meridianfund.com